Acquisition Deposit	6 Months Ended
Mar. 31, 2025
Acquisition Deposit [Abstract]
ACQUISITION DEPOSIT

Note 5 — ACQUISITION DEPOSIT

On April 10, 2023, the Company signed a Share Purchase Agreement (“SPA”) to purchase 100% equity interest of Zhejiang Oulong Cultural and Tourism Industry Development Co., Ltd, formerly known as Kaiye (Wenzhou) Water Project Development Co., Ltd (“Kaiye (Wenzhou)”) from a third party and Ms. Zhao Dongfang, a shareholder of the Company who owns approximately 3.4% of the Company’s equity shares. Kaiye (Wenzhou) is a provider of waterfront tourism projects, especially water sports projects development. Pursuant to the SPA, the total consideration is $5,000,000, which will be paid in three installments. On March 1, 2024, all parties agreed to amend the consideration to $5,953,119. As of March 31, 2025, the Company has paid $5,335,916. On June 26, 2025, all parties agreed to pay the remaining balance within 180 days after the closing. The transaction was closed on July 30, 2025.